UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (8,917,310)
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account	(47,984)
Change in fair value of derivative warrant liabilities	4,468,560
Change in fair value of convertible note - related party	131,260
Offering costs - derivative warrant liabilities	855,043
Changes in operating assets and liabilities:
Prepaid expenses	(918,587)
Accounts payable	36,156
Due to related party	16,504
Accrued expenses	54,049
Accrued liabilities	2,853,000
Net cash used in operating activities	(1,469,309)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(276,000,000)
Net cash used in investing activities	(276,000,000)
Cash Flows from Financing Activities:
Payment of note payable to related party	(500,000)
Proceeds received from initial public offering, gross	276,000,000
Proceeds received from private placement	7,520,000
Offering costs paid	(5,710,734)
Proceeds from convertible note to related party	500,000
Net cash provided by financing activities	277,809,266
Net change in cash	339,957
Cash - beginning of the period	161,271
Cash - end of the period	501,228
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses	42,867
Deferred underwriting commissions	9,660,000
Initial value of Class A ordinary shares subject to possible redemption	240,513,990
Change in value of Class A ordinary shares subject to possible redemption	$ (8,038,720)